2. Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Notes
2. Stockholders' Equity

2. Stockholders' Equity

Common Stock-We are currently authorized to issue up to 500,000,000 shares of $0.00001 par value common stock. All issued shares of common stock are entitled to vote on a 1 share/1 vote basis. On May 12, 2014 the Board approved a 1 for 100 reverse split of the common stock. In conjunction with the reverse split the Company redomiclied from New Jersey to Delaware.

Recent Issuances of Common Stock in 2014:

During the period ended June 30, 2014 we received proceeds of $2,095,000 upon the sale of common stock and $500,000 in subscription receivable. The shares were sold for $0.40 per share to approximately 40 investors (resulting in 6,437,500 shares issuable, post reverse) and are to be issued upon completion of a 1:100 reverse stock split. The shares were issued as part of a Private Placement of 10,000,000 shares. All such subscribed shares are restricted as to transferability. The contemplated reverse split of common stock is tied to the Company's plan to redomicile from New Jersey to Delaware. 253,080 shares previously issued to former related parties were returned and cancelled.

We are obligated to issue 5,015,062 shares of our common stock valued at $9,196,023 in settlement of $113,501 in notes plus associated accrued interest of $25,672. The terms of three settlement agreements provided for an aggregate of $20,000 of additional funds to acquire all the shares of common stock included in the settlement. These are carried in the equity section of our balance sheet as "subscriptions receivable" until received. The conversions did not occur within the terms of the promissory notes and therefore a $9,036,850 loss was recognized.

We are also obligated to issue 7,391,600 shares of our common stock in settlement of $71,545 due to a related party plus associated accrued interest of $2,142. The conversions did not occur within the terms of the promissory notes and therefore a $14,672,493 loss was recognized.

Historical Activity Prior to 2014:

On October 14, 2013 we issued 75,532 post-split shares of our common stock in settlement of $50,000 due to a former related party plus associated accrued interest of $25,532. The conversion occurred within the terms of the promissory note and no gain or loss resulted.

On December 23, 2013 we issued 2,000,000 post-split shares of common stock in exchange for $20,000.These shares were sold to an officer of the company at a discount to market at the date of the agreement. The shares were valued at the closing price as of the date of the agreement and resulted in recognition of $1,000,000 in compensation services for the year ended December 31, 2013.

In 2013, our former CEO provided services to the Company without cost valued at $3,000.

Stock Issued upon conversion of debt-During the year ended December 31, 2012, we issued 70,205 post-split shares of our common stock in settlement of $50,000 due to a former related party plus associated accrued interest of $20,500. The conversion occurred within the terms of the promissory note and no gain or loss resulted.

Preferred Stock-We are currently authorized to issue up to 20,000,000 shares of $0.00001 par value preferred stock. Effective December 31, 2007 the board of directors approved the cancellation of all previously issued preferred shares and approved the cancellation and extinguishment of all common and preferred share conversion rights of any kind, including without limitation, warrants, options, convertible debt instruments and convertible preferred stock of every series and accompanying conversion rights of any kind.

Stock Option-There are no employee or non-employee option grants.

2. Stockholders' Equity

Common Stock

We are currently authorized to issue up to 500,000,000 shares of $0.00001 par value common stock. All issued shares of common stock are entitled to vote on a 1 share/1 vote basis.

Recent Issuances of Common Stock-2013:

On October 14, 2013 we issued 75,532 shares of our common stock in settlement of $50,000 due to a former related party plus associated accrued interest of $25,532. The conversion occurred within the terms of the promissory note and no gain or loss resulted.

On December 23, 2013 we issued 2,000,000 shares of common stock in exchange for $20,000.These shares were sold to an officer of the company at a discount to market at the date of the agreement. The shares were valued at the closing price as of the date of the agreement and resulted in recognition of $1,000,000 in compensation services for the year ended December 31, 2013.

Historical Activity Prior to 2013:

In 2011, our former CEO provided services to the Company without cost valued at $12,000.

Stock Issued upon conversion of debt

During the year ended December 31, 2012, we issued 70,205 shares of our common stock in settlement of $50,000 due to a former related party plus associated accrued interest of $20,500. The conversion occurred within the terms of the promissory note and no gain or loss resulted.

Preferred Stock

We are currently authorized to issue up to 20,000,000 shares, $0.00001 par value, preferred stock. Effective December 31, 2007 the board of directors approved the cancellation of all previously issued preferred shares and approved the cancellation and extinguishment of all common and preferred share conversion rights of any kind, including without limitation, warrants, options, convertible debt instruments and convertible preferred stock of every series and accompanying conversion rights of any kind.

Stock Options

There are no employee or non-employee option grants.